Derivatives and Hedging Activities	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities

6.    Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates and diesel fuel costs. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and payments related to the Company’s investments, borrowings, and diesel fuel purchases.

The effective portion of changes in the fair value of derivatives that are both designated and qualify as cash flow hedges is recorded in other comprehensive income and subsequently reclassified into earnings in the period that the hedged transaction occurs. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. Since the Company has a substantial portion of its debt in variable-rate instruments, it accomplishes this objective with interest rate swaps. These swaps are designated as cash flow hedges and involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. All of the Company’s interest rate swaps were initially designated as cash flow hedges. During the third quarter of fiscal 2016, the Company changed its selected interest rate for the Term Facility from the LIBOR option to the Base Rate option. The forecasted transactions in the Company’s interest rate swap hedging relationships for the Term Facility were designated as the future interest payments at the LIBOR option rate. Given the change in the selected rate for the Term Facility, the Company determined that the forecasted LIBOR interest payments were no longer probable of occurring and dedesignated two of its interest rate swaps.

As of March 26, 2016, Performance Food Group, Inc. had five interest rate swaps with a combined $750 million notional amount. The following table summarizes the outstanding Swap Agreements as of March 26, 2016 (in millions):

Effective Date	Maturity Date	Notional Amount	Fixed Rate Swapped
Designated as hedging instruments
June 30, 2014	June 30, 2017	200.0	1.52%
June 30, 2014	June 30, 2017	100.0	1.52%
August 9, 2013	August 9, 2018	200.0	1.51%

Not designated as hedging instruments
June 30, 2014	June 30, 2016	150.0	1.47%
June 30, 2014	June 30, 2016	100.0	1.47%

The tables below present the effect of the interest rate swaps designated in hedging relationships on the consolidated statement of operations for the nine-month periods ended March 26, 2016 and March 28, 2015:

(in millions)	Nine months ended March 26, 2016	Nine months ended March 28, 2015
Amount of (gain) loss recognized in OCI, pre-tax	$4.8	$5.7
Tax expense (benefit)	(1.9)	(2.2)

Amount of (gain) loss recognized in OCI, after-tax	$2.9	$3.5

Amount of (loss) gain reclassified from OCI into income, pre-tax	$(5.6)	$(6.0)
Tax (expense) benefit	2.2	2.4

Amount of (loss) gain reclassified from OCI into income, after-tax	$(3.4)	$(3.6)

The location of loss reclassified from other comprehensive income into income, as interest payments are made on the Company’s variable-rate debt, is interest expense. The Company recorded no ineffectiveness on interest rate swaps during the three and nine months ended March 26, 2016 and March 28, 2015. During the twelve months ending March 31, 2017, the Company estimates that an additional $4.4 million will be reclassified to earnings as an increase to interest expense.

Hedges of Forecasted Diesel Fuel Purchases

From time to time, Performance Food Group, Inc. enters into costless collar arrangements to hedge its exposure to variability in cash flows expected to be paid for its forecasted purchases of diesel fuel. As of March 26, 2016, Performance Food Group, Inc. was a party to seven such arrangements, with an aggregate 12.0 million gallon original notional amount, of which an aggregate 9.8 million gallon notional amount was remaining. The remaining 9.8 million gallon forecasted purchases of diesel fuel are expected to be made between April 1, 2016 and December 31, 2017.

The fuel collar instruments do not qualify for hedge accounting. Accordingly, the derivative instruments are recorded as an asset or liability on the balance sheet at fair value and any changes in fair value are recorded in the period of change as unrealized gains or losses on fuel hedging instruments and included in Other, net in the accompanying consolidated statement of operations. The Company recorded $0.5 million in unrealized losses and $3.4 million in expense for cash settlements related to these fuel collars for the nine-month period ending March 26, 2016, compared to $2.9 million in unrealized losses and $0.5 million in expense for cash settlements related to these fuel collars for the nine-month period ending March 28, 2015.

The Company does not currently have a payable or receivable related to cash collateral for its derivatives, and therefore it has not established an accounting policy for offsetting the fair value of its derivatives against such balances. The table below presents the fair value of the derivative financial instruments as well as their classification on the balance sheet as of March 26, 2016 and June 27, 2015:

(in millions)	Balance Sheet Location	Fair Value as of March 26, 2016	Fair Value as of June 27, 2015
Assets
Derivatives designated as hedges:
Interest rate swaps	Other assets	$—	$0.2

Total assets		—	0.2
Liabilities
Derivatives designated as hedges:
Interest rate swaps	Current derivative liabilities	$4.1	$6.1
Interest rate swaps	Long-term derivative liabilities	2.0	1.3
Derivatives not designated as hedges:
Interest rate swaps	Current derivative liabilities	$0.3	$—
Diesel fuel collars	Current derivative liabilities	2.2	1.7

Total liabilities		$8.6	$9.1

All of the Company’s derivative contracts are subject to a master netting arrangement with the respective counterparties that provide for the net settlement of all derivative contracts in the event of default or upon the occurrence of certain termination events. Upon exercise of termination rights by the non-defaulting party (i) all transactions are terminated, (ii) all transactions are valued and the positive value or “in the money” transactions are netted against the negative value or “out of the money” transactions, and (iii) the only remaining payment obligation is of one of the parties to pay the netted termination amount.

The Company has elected to present the derivative assets and derivative liabilities on the balance sheet on a gross basis for periods ended March 26, 2016 and June 27, 2015. The tables below present the derivative assets and liability balance, before and after the effects of offsetting, as of March 26, 2016 and June 27, 2015:

	March 26, 2016			June 27, 2015
(In millions)	Gross Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet Subject to Netting Agreements	Net Amounts	Gross Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet Subject to Netting Agreements	Net Amounts
Total asset derivatives:	$—	$—	$—	$0.2	$0.2	$—
Total liability derivatives:	8.6	—	8.6	9.1	0.2	8.9

The derivative instruments are the only assets or liabilities that are recorded at fair value on a recurring basis. The fuel collars are exchange-traded commodities and their fair value is derived from valuation models based on certain assumptions regarding market conditions, some of which may be unobservable. Based on the lack of significance of these unobservable inputs, the Company has concluded that these instruments represent Level 2 on the hierarchy. The fair values of the Company’s interest rate swap agreements are determined using a valuation model with several inputs and assumptions, some of which may be unobservable. A specific unobservable input used by the Company in determining the fair value of its interest rate swaps is an estimation of both the unsecured borrowing spread to LIBOR for the Company as well as that of the derivative counterparties. Based on the lack of significance of this estimated spread component to the overall value of the Company’s interest rate swaps, the Company has concluded that these swaps represent Level 2 on the hierarchy.

There have been no transfers between levels in the hierarchy from June 27, 2015 to March 26, 2016.

Credit-risk-related Contingent Features

The Company has agreements with each of its derivative counterparties that provide that if the Company either defaults or is capable of being declared in default on any of its indebtedness, the Company can also be declared in default on its derivative obligations.

As of March 26, 2016, and June 27, 2015, the aggregate fair value amount of derivative instruments that contain contingent features was $8.6 million and $8.9 million, respectively. As of March 26, 2016, the Company has not been required to post any collateral related to these agreements. If the Company breached any of these provisions, it would be required to settle its obligations under the agreements at their termination value of $8.6 million.

9.    Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates and diesel fuel costs. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and payments related to the Company’s investments, borrowings, and diesel fuel purchases.

The effective portion of changes in the fair value of derivatives that are both designated and qualify as cash flow hedges is recorded in other comprehensive income and subsequently reclassified into earnings in the period that the hedged transaction occurs. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. Since the Company has a substantial portion of its debt in variable-rate instruments, it accomplishes this objective with interest rate swaps. These swaps are designated as cash flow hedges and involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. All of the Company’s interest rate swaps are designated and qualify as cash flow hedges.

Amounts reported in other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the twelve months ending July 2, 2016, the Company estimates that an additional $6.6 million will be reclassified to earnings as an increase to interest expense.

As of June 27, 2015, Performance Food Group, Inc. had five interest rate swaps with a combined $750 million notional amount that were designated as cash flow hedges of interest rate risk. The following table summarizes the outstanding Swap Agreements as of June 27, 2015 (in millions):

Effective Date	Maturity Date	Notional Amount	Fixed Rate Swapped
June 30, 2014	June 30, 2017	$200.0	1.52%
June 30, 2014	June 30, 2017	100.0	1.52%
August 9, 2013	August 9, 2018	200.0	1.51%
June 30, 2014	June 30, 2016	150.0	1.47%
June 30, 2014	June 30, 2016	100.0	1.47%

Hedges of Forecasted Diesel Fuel Purchases

From time to time, Performance Food Group, Inc. enters into costless collar arrangements to hedge its exposure to variability in cash flows expected to be paid for forecasted purchases of diesel fuel. As of June 27, 2015, Performance Food Group, Inc. was a party to three such arrangements, with a 9.0 million gallon original notional amount in total, and a 5.4 million gallon notional amount remaining as of June 27, 2015. The remaining 5.4 million gallon forecasted purchases of diesel fuel are expected to be made between July 1, 2015 and June 30, 2016.

Subsequent to June 27, 2015, the Company entered into two additional costless collar arrangements with a 4.2 million combined gallon notional amount. The additional 4.2 million gallon forecasted purchases of diesel fuel are expected to be made between January 1, 2016 and December 31, 2016.

The fuel collar instruments do not qualify for hedge accounting. Accordingly, the derivative instruments are recorded as an asset or liability on the balance sheet at fair value and any changes in fair value are recorded in the period of change as unrealized gains or losses on fuel hedging instruments and included in Other, net in the accompanying consolidated statement of operations. The Company recorded $1.8 million in unrealized losses and $1.2 million in expense for cash settlements related to these fuel collars for fiscal 2015, compared to $0.1 million in unrealized gains and no cash settlements for fiscal 2014 and $0.6 million in unrealized gains and no cash settlements for fiscal 2013.

The Company does not currently have a payable or receivable related to cash collateral for its derivatives, and therefore it has not established an accounting policy for offsetting the fair value of its derivatives against such balances. The table below presents the fair value of the derivative financial instruments as well as their classification on the balance sheet as of June 27, 2015 and June 28, 2014:

Fair Value of Derivative Instruments
(in millions)
	Asset Derivatives				Liability Derivatives
	As of June 27, 2015		As of June 28, 2014		As of June 27, 2015		As of June 28, 2014
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815-20:

Interest rate swaps	Prepaid expenses and other current assets	$—	Prepaid expenses and other current assets	$—	Current derivative liabilities	$6.1	Current derivative liabilities	$7.1

Interest rate swaps	Other assets	0.2	Other assets	0.9	Long- term derivative liabilities	1.3	Long-term derivative liabilities	3.0

Total		$0.2		$0.9		$7.4		$10.1

Derivatives not designated as hedging instruments under ASC 815-20:

Diesel fuel collars	Prepaid expenses and other current assets	$—	Prepaid expenses and other current assets	$0.1	Current derivative liabilities	$1.7	Current derivative liabilities	$—

Diesel fuel collars	Other assets	—	Other assets	—	Long- term derivative liabilities	—	Long-term derivative liabilities	—

Total		$—		$0.1		$1.7		$—

All of the Company’s derivative contracts are subject to a master netting arrangement with the respective counterparties that provide for the net settlement of all derivative contracts in the event of default or upon the occurrence of certain termination events. Upon exercise of termination rights by the non-defaulting party (i) all transactions are terminated, (ii) all transactions are valued and the positive value or “in the money” transactions are netted against the negative value or “out of the money” transactions, and (iii) the only remaining payment obligation is of one of the parties to pay the netted termination amount.

The Company has elected to present the derivative assets and derivative liabilities on the balance sheet on a gross basis for fiscal 2015 and fiscal 2014. The tables below presents the derivative assets and liability balance by type of financial instrument, before and after the effects of offsetting, as of June 27, 2015 and June 28, 2014:

	As of June 27, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
(In millions)				Financial Instruments	Cash Collateral Pledged	Net Amounts
Interest rate swaps:	$0.2	$—	$0.2	$0.2	$—	$—
Diesel fuel collars:	—	—	—	—	—	—

Total derivatives, subject to a master netting arrangement	$0.2	$—	$0.2	$0.2	$—	$—

	As of June 27, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
(In millions)				Financial Instruments	Cash Collateral Pledged	Net Amounts
Interest rate swaps:	$7.4	$—	$7.4	$0.2	$—	$7.2
Diesel fuel collars:	1.7	—	1.7	—	—	1.7

Total derivatives, subject to a master netting arrangement	$9.1	$—	$9.1	$0.2	$—	$8.9

	As of June 28, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
(In millions)				Financial Instruments	Cash Collateral Pledged	Net Amounts
Interest rate swaps:	$0.9	$—	$0.9	$0.9	$—	$—
Diesel fuel collars:	0.1	—	0.1	—	—	0.1

Total derivatives, subject to a master netting arrangement	$1.0	$—	$1.0	$0.9	$—	$0.1

	As of June 28, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
(In millions)				Financial Instruments	Cash Collateral Pledged	Net Amounts
Interest rate swaps:	$10.1	$—	$10.1	$0.9	$—	$9.2
Diesel fuel collars:	—	—	—	—	—	—

Total derivatives, subject to a master netting arrangement	$10.1	$—	$10.1	$0.9	$—	$9.2

The tables below present the effect of the derivative financial instruments designated in hedging relationships on the consolidated statement of operations for fiscal 2015 and fiscal 2014:

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Year Ended June 27, 2015 (in millions)
Derivatives in FASB ASC 815-20 Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in OCI on Derivative (Effective Portion), including all tax effects	Location of Loss Reclassified from OCI into Income (Effective Portion)	Amount of (Loss) Gain Reclassified from OCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/ (Loss) Recognized in Income on Derivatives (Cumulative Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest Rate Swaps	$6.8	Interest expense	$(8.0)	Other, net	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Year Ended June 28, 2014 (in millions)
Derivatives in FASB ASC 815-20 Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in OCI on Derivative (Effective Portion), including all tax effects	Location of Loss Reclassified from OCI into Income (Effective Portion)	Amount of (Loss) Gain Reclassified from OCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/ (Loss) Recognized in Income on Derivatives (Cumulative Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest Rate Swaps	$8.8	Interest expense	$(6.6)	Other, net	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Year Ended June 29, 2013 (in millions)
Derivatives in FASB ASC 815-20 Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in OCI on Derivative (Effective Portion), including all tax effects	Location of Loss Reclassified from OCI into Income (Effective Portion)	Amount of (Loss) Gain Reclassified from OCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivatives (Cumulative Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest Rate Swaps	$5.2	Interest expense	$(11.1)	Other, net	$—

The derivative instruments are the only assets or liabilities that are recorded at fair value on a recurring basis. The fuel collars are exchange-traded commodities and their fair value is derived from valuation models based on certain assumptions regarding market conditions, some of which may be unobservable. Based on the lack of significance of these unobservable inputs, the Company has concluded that these instruments represent Level 2 on the hierarchy. The fair values of the Company’s interest rate swap agreements are determined using a valuation model with several inputs and assumptions, some of which may be unobservable. A specific unobservable input used by the Company in determining the fair value of its interest rate swaps is an estimation of both the unsecured borrowing spread to LIBOR for the Company as well as that of the derivative counterparties. Based on the lack of significance of this estimated spread component to the overall value of the Company’s interest rate swaps, the Company has concluded that these swaps represent Level 2 on the hierarchy.

There have been no transfers between levels in the hierarchy from June 28, 2014 to June 27, 2015.

Credit-risk-related Contingent Features

The Company has agreements with each of its derivative counterparties that provide that if the Company either defaults or is capable of being declared in default on any of its indebtedness, the Company can also be declared in default on its derivative obligations.

As of June 27, 2015, and June 28, 2014, the aggregate fair value amount of derivative instruments that contain contingent features was $8.9 million and $9.1 million, respectively. As of June 27, 2015, the Company has not been required to post any collateral related to these agreements. If the Company breached any of these provisions, it would be required to settle its obligations under the agreements at their termination value of $8.9 million.